Acquisitions (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 01, 2020	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Oct. 01, 2021	Apr. 01, 2021	Jul. 07, 2020	Jan. 15, 2020
Viridian Sciences [Member]
Acquisitions (Details) [Line Items]
Shares issued (in Shares)											1,000,000
Common stock value											$ 6,000,000
Contingent consideration											$ 1,000,000
Revenue							$ 2,400,000
Net income							300,000
365 Cannabis [Member]
Acquisitions (Details) [Line Items]
Revenue			$ 2,400,000
Net income			400,000
Aggregate consideration description										On October 1, 2021, we acquired all the issued and outstanding shares of 365 Cannabis. Under the terms of the Agreement, the aggregate consideration for the 365 Cannabis shares consists of (1) $5,000,000 in cash, (2) $12,000,000 in stock, which was settled by issuing 3.6 million shares of our common stock, and (3) contingent value rights to be issued pursuant to a rights indenture entitling the holders thereof to receive, subject to certain adjustments as set forth in the Agreement, an aggregate of up to $8,000,000 in stock, in the event that NAV achieves certain revenue targets as specified in the Agreement.
Trellis Solutions, Inc [Member]
Acquisitions (Details) [Line Items]
Revenue				$ 216,000
Net income				17,000
Transaction costs			$ 100,000				$ 100,000	$ 100,000
Common stock transaction description								We issued 349,650 shares of our common stock valued at $7.24 per share, the closing price of a share of our common stock on the date of acquisition in exchange for 100% of the outstanding stock of Trellis. We have also agreed to pay additional consideration calculated as annualized revenue derived from previously identified customers for the month of September 2020 multiplied by five.
Contingent consideration		$ 0
Recorded gain amount		1,000,000
Adjustments to assets and liabilities					$ 14,300
solo sciences, inc. [Member]
Acquisitions (Details) [Line Items]
Revenue						$ 23,000
Net income						1,500,000
Transaction costs		$ 300,000		$ 300,000		300,000
Common stock transaction description								We exchanged 1,950,000 shares of our common stock, valued at $9.00 per share, the closing price of a share of our common stock on the date of acquisition. In addition to the stock consideration, we agreed to pay contingent consideration in the form of fees payable to the legacy Solo shareholders equal to the lesser of (i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029.
Issued and outstanding capital stock													80.40%
consideration transferred													$ 17,900,000
Common stock shares (in Shares)								800,000
Impairment amount					2,700,000
solo sciences, inc. [Member] | Minimum [Member]
Acquisitions (Details) [Line Items]
Option to acquire percentage									40.00%
solo sciences, inc. [Member] | Maximum [Member]
Acquisitions (Details) [Line Items]
Option to acquire percentage									55.00%
Ample Organics [Member]
Acquisitions (Details) [Line Items]
Revenue					2,600,000
Net income					100,000
Transaction costs									$ 2,900,000
Common stock transaction description	On September 1, 2020, several Ample shareholders exchanged a total of 627,225 exchangeable shares with a value of $4,798,271 for the same number of shares of Akerna common stock.
Impairment amount					4,200,000
Contingent consideration description												We acquired 100% of the stock of Ample Organics for 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, $30.7 million was the aggregate value of the exchangeable shares. In addition to the stock consideration, we paid $5.5 million in cash, which was used to settle all of Ample's then outstanding debt. In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition.
General and administrative expenses					$ 1,100,000	$ 1,800,000
Special voting preferred stock per share (in Dollars per share)					$ 0.0001
Preference in liquidation cost (in Dollars per share)					$ 1
Exchangeable shares issued and outstanding (in Shares)			309,286				309,286	309,286